CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 103,075	$ 55,275	$ 67,894
Change in foreign currency translation adjustment	(17,972)	4,906	7,175
Available- for- sale investments:
Change in net unrealized gains (losses)	259	(3,503)	2,553
Less - reclassification adjustment for net gains realized and included in net income	(16)		(1,600)
Net change (net of tax effect of $117, ($ 519) and $ 94)	243	(3,503)	953
Cash flow hedges:
Change in unrealized gains	(6,770)	985	13,845
Less - reclassification adjustment for net gains realized and included in net income	1,552	(2,181)	(7,884)
Net change	(5,218)	(1,196)	5,961
Total other comprehensive income (loss)	(22,947)	207	14,089
Comprehensive income	$ 80,128	$ 55,482	$ 81,983